Net Interest Income and Average Balance Sheet and Interest Rates - Average balance sheet and interest rates - Liabilities and equity (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022
Interest bearing liabilities and interest expense
Average balance	$ 849,429	$ 818,902	$ 786,393
Interest expense	$ 10,726	$ 4,173	$ 1,917
Average rate %	2.50%	1.00%	0.50%
Non-interest bearing liabilities
Average balance	$ 97,500	$ 103,178	$ 100,310
Total liabilities
Average balance	946,929	922,080	886,703
Shareholders' equity
Average balance	70,947	69,467	71,073
NCI
Average balance	47	53	57
Total equity
Average balance	70,994	69,520	71,130
Total liabilities and equity
Average balance	1,017,923	991,600	957,833
Deposits and other borrowings
Interest bearing liabilities and interest expense
Average balance	599,545	581,038	570,842
Interest expense	$ 6,952	$ 2,448	$ 761
Average rate %	2.30%	0.80%	0.30%
Non-interest bearing liabilities
Average balance	$ 68,678	$ 69,082	$ 69,413
Deposits and other borrowings | Australia
Interest bearing liabilities and interest expense
Average balance	516,397	498,319	489,642
Interest expense	$ 5,547	$ 1,760	$ 489
Average rate %	2.20%	0.70%	0.20%
Deposits and other borrowings | New Zealand
Interest bearing liabilities and interest expense
Average balance	$ 63,422	$ 60,312	$ 61,263
Interest expense	$ 1,017	$ 522	$ 243
Average rate %	3.20%	1.70%	0.80%
Deposits and other borrowings | Other overseas
Interest bearing liabilities and interest expense
Average balance	$ 19,726	$ 22,407	$ 19,937
Interest expense	$ 388	$ 166	$ 29
Average rate %	3.90%	1.50%	0.30%
Deposits and other borrowings | Certificates of deposit
Interest bearing liabilities and interest expense
Average balance	$ 45,447	$ 48,068	$ 46,544
Interest expense	$ 799	$ 347	$ 48
Average rate %	3.50%	1.40%	0.20%
Deposits and other borrowings | At call
Interest bearing liabilities and interest expense
Average balance	$ 386,455	$ 389,417	$ 391,719
Interest expense	$ 3,520	$ 1,158	$ 342
Average rate %	1.80%	0.60%	0.20%
Deposits and other borrowings | Term
Interest bearing liabilities and interest expense
Average balance	$ 167,643	$ 143,553	$ 132,579
Interest expense	$ 2,633	$ 943	$ 371
Average rate %	3.10%	1.30%	0.60%
Repurchase agreements
Interest bearing liabilities and interest expense
Average balance	$ 41,310	$ 39,807	$ 35,740
Interest expense	$ 228	$ 112	$ 38
Average rate %	1.10%	0.60%	0.20%
Loan capital
Interest bearing liabilities and interest expense
Average balance	$ 33,649	$ 30,910	$ 30,504
Interest expense	$ 620	$ 586	$ 440
Average rate %	3.70%	3.80%	2.90%
Other interest bearing liabilities
Interest bearing liabilities and interest expense
Average balance	$ 174,925	$ 167,147	$ 149,307
Interest expense	$ 2,926	$ 1,027	$ 678
Average rate %	3.40%	1.20%	0.90%
Derivative financial instruments
Non-interest bearing liabilities
Average balance	$ 29,765	$ 30,434	$ 19,035
Liabilities held for sale
Non-interest bearing liabilities
Average balance	26	590	775
All other liabilities
Non-interest bearing liabilities
Average balance	$ (969)	$ 3,072	$ 11,087